Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Earnings	$ 264,894	$ 1,547,418	$ 1,029,180	$ 389,863
Noncash Items Included in Net Earnings:
Deferred Income Taxes	159,838			2,540
Depreciation and Amortization	333,495	135,354	222,087	174,381
Gain on Extinguishment of Debt	(770,061)
Intangible Asset - Customer List Impairment	63,204
Reduction in Wildman Earn-Out Payment	(402,730)
(Increase) Decrease In:
Note Receivable				40,500
Accounts Receivable	(1,586,786)	1,976,005	(563,047)	(1,624,540)
Deferred IPO Costs	(459,638)
Due From Affiliate		138,561	138,561	(138,561)
Due From Wildman	(108,476)
Inventory	(1,412,425)	(436,243)	(390,879)	(515,251)
Prepaid Expenses	(89,735)	309,416	260,798	(317,398)
Security Deposit	(30,479)	(528,613)	(323,202)	(1,300)
Increase (Decrease) In:
Accounts Payable and Accrued Expenses	2,536,006	(1,764,456)	(934,281)	1,055,621
Accrued Payroll and Related	(107,461)	337,093	145,794	196,696
Corporate Income Taxes Payable	(231,980)	295,135	75,164	142,602
Unearned Revenue	56,615	(344,093)	201,276	(590,354)
Rewards Program Liability	(129,392)	(2,003,500)	(1,895,849)	2,069,119
Sales Tax Payable	23,004	22,230	44,831	(11,263)
Net Cash Provided by Operating Activities	(1,892,107)	(315,752)	(1,989,565)	872,655
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to Property and Equipment	(314,448)	(99,787)	(176,467)	(117,880)
New Borrowings:
Note Payable - Line of Credit	4,225,000	3,030,000	4,680,000	10,000,055
Long-Term Debt		919,962	919,962
Debt Reduction:
Note Payable - Line of Credit	(2,375,000)	(5,180,000)	(5,180,000)	(10,350,000)
Long-Term Debt				(2,192)
Increase (Decrease) in Due To Stockholder			(44,955)	25,700
Increase in Due To/From Stockholder	506,748	(38,207)
Net Cash Provided by Financing Activities	2,356,748	(1,268,245)	375,007	(326,437)
NET INCREASE (DECREASE) IN CASH	150,193	(1,683,725)	(1,791,025)	428,338
CASH - BEGINNING	647,235	2,438,260	2,438,260	2,009,922
CASH - ENDING	797,428	754,535	647,235	2,438,260
Cash Paid During The Period For:
Interest	66,066	41,619	49,457	109,117
Income Taxes	360,906	127,101	347,072	29,149
Schedule of Noncash Investing and Financing Transactions:
Cost of Intangible Asset - Customer List		2,253,690	2,253,690
Wildman Contingent Earn-Out		(2,253,690)	(2,253,690)
Cash Used for Purchase of Intangible Asset - Customer List
Cost of Wildman Inventory		649,433	649,433
Note Payable - Wildman		(162,358)	(162,358)
Cash Used for Purchase Wildman Inventory		$ 487,075	$ 487,075